Document and Entity Information	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	EVERCORE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32975
Entity Tax Identification Number	20-4748747
Entity Address Address Line 1	55 East 52nd Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10055
City Area Code	212
Local Phone Number	857-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	EVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001360901
Amendment Flag	false